NET (LOSS) INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
NET (LOSS) INCOME PER SHARE
Schedule of computation of basic and diluted net (loss) income per share

	Years ended December 31,
	2020	2021	2022
Numerator:
Net loss attributable to Gravitas Education Holdings, Inc. from continuing operations	(26,713)	(16,471)	(76,258)
Net (loss) income attributable to Gravitas Education Holdings, Inc. from discontinued operations	(10,567)	23,261	34,887
Net (loss) income attributable to ordinary shareholders of Gravitas Education Holdings, Inc.	(37,280)	6,790	(41,371)
Denominator:
Weighted average ordinary shares outstanding used in computing basic net income per ordinary share	28,122,851	28,208,734	28,291,887

Net (loss) per share attributable to ordinary shareholders
Net (loss) per share from continuing operations-basic	(0.95)	(0.58)	(2.70)
Net (loss) income per share from discontinued operations-basic and diluted	(0.38)	0.82	1.24
Net (loss) income per share-basic and diluted	(1.33)	0.24	(1.46)

Schedule of shares outstanding were excluded from the calculation of diluted net (loss) income per ordinary share

	Years ended December 31,
	2020	2021	2022
Share options	4,556,458	4,530,158	4,273,549
Nonvested shares	582,876	359,696	194,875
	5,139,334	4,889,854	4,468,424